Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease
Schedule of supplemental cash flow information related to leases

	For the year ended December 31
	2022	2023	2024
	RMB	RMB	RMB	US$
Cash payments for operating leases	20,273	7,894	5,749	788
ROU assets obtained in exchange for operating lease liabilities	28,688	365	18,632	2,553

Schedule of future lease payments under operating leases

Future lease payments under operating lease as of December 31, 2024 were as follows:

	Operating lease
	RMB	US$
Year ending December 31,
2025	5,013	687
2026	4,156	569
2027	3,784	518
2028	4,033	553
2029	2,270	311
Thereafter	—	—
Total future lease payments	19,256	2,638
Less: Imputed interest	1,419	194
Total lease liability balance	17,837	2,444